Related party transactions - Additional Information (Details) $ in Thousands																	1 Months Ended			12 Months Ended
	Dec. 11, 2020 USD ($)	Oct. 23, 2020 USD ($)	Sep. 04, 2020 shares	Aug. 07, 2020 USD ($)	Aug. 06, 2020 shares	Apr. 24, 2020 USD ($)	Apr. 08, 2020 USD ($)	Mar. 26, 2020 shares	Jun. 04, 2019 shares	May 28, 2019 USD ($)	Mar. 21, 2019 shares	Sep. 14, 2018 shares	Jun. 06, 2018 shares	Dec. 31, 2017	Jan. 03, 2017	Jun. 03, 2016 shares	Mar. 21, 2019 shares	Mar. 23, 2018 shares	Aug. 31, 2014 USD ($)	Dec. 31, 2021	Dec. 31, 2020 USD ($) claim shares	Dec. 31, 2019 USD ($) claim	Dec. 31, 2018 USD ($) claim	Jan. 29, 2018 USD ($)
Related Party Transaction [Line Items]
Revolving Credit Due To Owners And Affiliates																					$ 18,465	$ 8,792
Aggregate borrowing capacity																					$ 385,000
Indemnification claims filed or received | claim																					0	0	0
Distribution Made to Limited Partner, Cash Distributions Paid																					$ 74,886	$ 73,804	$ 72,497
Partners' Capital Account, Unit-based Compensation																					181	194	200
Repayment of Indemnifications Received From Hoegh Lng																					0	64	2,353
Director [Member]
Related Party Transaction [Line Items]
Total Board of Directors' fees																					571	496	501
Partners' Capital Account, Unit-based Compensation																					$ 181	194
Chief Executive Officer Chief Financial Officer [Member] | Phantom Units [Member]
Related Party Transaction [Line Items]
Units granted | shares								8,100			10,917	28,018				21,500	10,917	14,584
Unvested units forfeited | shares					15,378
Unvested units | shares																					4,861
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement																							900
Reduction of loan	$ 3,300						$ 8,600														$ 11,900
Insurance recoveries																						100	2,400
Percentage Of Ownership Interest In Acquisition														49.00%	51.00%
indemnification received from HoeghLng																					300
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid																					28,500	28,400	28,200
LP Long Term Incentive Plan [Member] | Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Unit-based Compensation | shares			15,528						11,180				11,050
Partners' Capital Account, Unit-based Compensation																					$ 162	$ 194	200
EgyptCo [Member]
Related Party Transaction [Line Items]
Indemnification Under Technical Issues																							$ 500
Revolving credit facility [Member]
Related Party Transaction [Line Items]
Debt, Weighted Average Interest Rate																					3.60%	6.60%
Revolving Credit Due To Owners And Affiliates																								$ 85,000
Aggregate borrowing capacity																					$ 85,000
Amount drawn		$ 10,700		$ 6,600		$ 4,500
Revolving credit facility [Member] | Hoegh LNG [Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate																						1.40%
Revolving Credit Due To Owners And Affiliates																			$ 85,000
Aggregate borrowing capacity										$ 85,000														$ 85,000
Reduction of loan	$ 3,300						$ 8,600
Non-cash settlements, increase in equity																					$ 11,900
Line of Credit Facility Original Expiration Date																			Jan. 01, 2020
Line of Credit Facility, Expiration Date										Jan. 01, 2023
Revolving Credit Facility Maturing At 2020 [Member] | Hoegh LNG [Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate																					3.00%
Revolving Credit Facility Maturing at 2021 and Thereafter [Member] | Hoegh LNG [Member]
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate																				4.00%